Intangible Assets, Net	3 Months Ended
Mar. 31, 2026
Intangible Assets, Net [Abstract]
Intangible Assets, Net

Note 8 - Intangible Assets, Net:

Intangible assets, net consisted of the following as of March 31, 2026 and December 31, 2025:

	As of March 31, 2026
	Cost	Accumulated Amortization	Net Book Value
Patents	$2,323	$(1,473)	$850
Internally developed software	7,565	(3,632)	3,933
External software licenses	188	(136)	52
Total	$10,076	$(5,241)	$4,835

	As of December 31, 2025
	Cost	Accumulated Amortization	Net Book Value
Patents	$2,226	$(1,383)	$843
Internally developed software	7,586	(3,352)	4,234
External software licenses	180	(129)	51
Total	$9,992	$(4,864)	$5,128

During the three months ended March 31, 2026 and 2025, the Company recognized amortization expense of $465 and $331 related to intangible assets, respectively.